Fair Value Measurements (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Assets:
Total (losses)	¥ (3,804,116)	$ (587,254)	¥ 0	¥ 0
Fair Value, Measurements, Nonrecurring [Member]
Assets:
Long-lived assets	6,825,694
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Long-lived assets	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Long-lived assets	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Long-lived assets	¥ 6,825,694